RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.   RELATED PARTY TRANSACTIONS

a)  Related parties *

Name of related parties	Relationship with the Company
Xiaomi Communication Technology Co., Ltd., and its subsidiary, Beijing Xiaomi Mobile Software Co., Ltd. (collectively, “Xiaomi Group”) (2)	A group controlled by principal shareholder of the Company
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (1)	A company controlled by principal shareholder of the Company
Beijing Cheetah Mobile Technology Co., Ltd. (“BJ Cheetah”) (1)	A company controlled by principal shareholder of the Company
Unisvnet Technology Co., Ltd. (“Unisvnet”)	A company controlled by controlling shareholder of the Company
Beijing Tuspark Harmonious Investment Development Co., Ltd. (“Tuspark Harmonious”)	A company controlled by controlling shareholder of the Company
Ziguang Financial Leasing Co., Ltd. (“Ziguang Finance Leasing”)	A company controlled by controlling shareholder of the Company
Qidi Bus (Beijing) Technology Co., Ltd. (“Qidi Tech”)	A company controlled by controlling shareholder of the Company
Dyxnet Internet Center Limited (“DIC”)	A related party of seller of Dermot Entities
Dyxnet Data Centre Services Limited (“DCSS”)	A related party of seller of Dermot Entities
WNT Technology Limited (“WNT Technology”)	A related party of seller of Dermot Entities
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
Marble Stone SH Group Limited (“Marble SH”) (4)	A company controlled by minority shareholder of the Company
Marble Stone Holdings Limited (“Marble Holdings”) (4)	A company controlled by minority shareholder of the Company
Shihua DC Investment Holdings 2 Limited (“Shihua Holdings 2”)	Equity investee of the Company in 2017, 2018 and wholly-owned subsidiary since August 20, 2019 (Note 4)
Shihua DC Investment Management Limited (“Shihua Investment Management”)	Equity investee of the Company
Shihua DC Investment Management Group Limited (“Shihua Investment Group”)	Equity investee of the Company
Beijing Taiji Data Tech Co., Ltd. (“Taiji”)	Equity investee of the Company
Beijing Chengyishidai Network Engineering Technology Co., Ltd.(“CYSD”) (3)	Equity investee of the Company
WiFire (Beijing) Technology Co., Ltd. (“WiFire BJ”) (3)	Equity investee of the Company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (3)	Equity investee of the Company
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (3)	Equity investee of the Company
Wuhan Fastweb Cloud Computing Co., Ltd. (“WH Fastweb”) (3)	Equity investee of the Company
Beijing Bozhi Ruihai Network Technology Co., Ltd. (“BZRH”) (3)	Equity investee of the Company
WiFire (Shanghai) Network Technology Co., Ltd. (“SH Guotong”) (3)	Equity investee of the Company
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company

*These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2017, 2018 and 2019.

(1)	These companies and Kingsoft are ultimately controlled by the same party. Kingsoft made a significant investment in the Company in 2015.
(2)	These companies and Xiaomi are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015.
(3)	These entities were disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as related parties as of December 31, 2017, 2018 and 2019.
(4)	These entities are controlled by Waburg Pincus, a significant minority shareholder of the Company.

b)  Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Group	220,110	374,085	437,694	62,871
- Taiji	—	13,681	7,899	1,135
- Qidi Tech	—	—	7,427	1,067
- BJ Kingsoft	8,046	6,281	3,475	499
- WiFire BJ	9,726	16,490	1,934	278
- BJ Cheetah	5,128	2,079	169	24
- Unisvnet	—	1,011	—	—
- Others	3,314	4,493	1,494	215
Services provided by:
- CYSD	2,979	18,667	38,918	5,590
- Taiji	—	7,095	19,942	2,865
- Jingliang Inter Cloud	—	3,477	8,829	1,268
- BJ Kingsoft	7,775	13,204	3,492	502
- DCSS	6,424	5,238	—	—
- BZRH	—	4,239	—	—
- WiFire BJ	1,616	4,066	—	—
- Others	2,632	6,396	5,866	843
Sales of equipment to:
- BJ Fastweb	1,021	—	—	—
Purchases of equipment from:
- WNT Technology	2,629	—	—	—
- DIC	1,234	—	—	—
Loan to:
- Taiji	—	—	1,500	215
- BJ Fastweb	20,000	—	—	—
Interest income from loan to:
- BJ Fastweb	210	700	700	101
Lease deposit paid to:
- Ziguang Finance Leasing	—	2,042	6,154	884
- Tuspark Harmonious	—	11,472	—	—
Lease payment paid to:
- Tuspark Harmonious	—	—	68,832	9,887
- Ziguang Finance Leasing	—	4,897	17,156	2,464

c)	The Company had the following related party balances as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Marble SH (2)	—	100,106	14,379
-Shihua Investment Group (3)	—	82,542	11,856
- Xiaomi Group	41,159	39,778	5,714
-Marble Holdings (2)	—	29,736	4,271
-Shihua Investment Management (3)	—	27,905	4,008
- SH Shibei	9,800	9,800	1,408
- Taiji	13,542	9,499	1,364
-Qidi Tech	—	1,249	179
- WiFire BJ (1)	36,578	—	—
- SH Fawei (1)	13,742	—	—
- WH Fastweb (1)	5,131	—	—
- Unisvnet	1,072	—	—
- BJ Kingsoft	982	—	—
- Others	3,440	1,050	152
	125,446	301,665	43,331
Non-current:
- Tuspark Harmonious	11,472	11,863	1,704
- Ziguang Finance Leasing	2,042	8,195	1,177
- BJ Fastweb (1)	20,910	—	—
-Others	—	596	86
	34,424	20,654	2,967
Amounts due to related parties:
Current:
-Shihua Investment Group (3)	—	84,021	12,069
- Ziguang Finance Leasing	8,938	27,160	3,901
-Shihua Investment Management (3)	—	22,484	3,230
- Tuspark Harmonious	13,850	24,917	3,579
- WiFire BJ (1)	—	6,330	909
- BJ Kingsoft	609	1,073	154
- SH Guotong (1)	8,135	—	—
- CYSD (1)	7,158	—	—
- Taiji	6,724	—	—
- BZRH (1)	5,088	—	—
- Others	1,826	950	137
	52,328	166,935	23,979
Non-current:
- Tuspark Harmonious	443,622	698,511	100,335
- Ziguang Finance Leasing	12,527	47,388	6,807
- Shihua Holdings 2	48,329	—	—
	504,478	745,899	107,142

(1)

As of December 31, 2019, RMB20,367 (US$2,926) of amounts due from/to WiFire Entities were offset according to the multi-party debt offset agreement signed in 2019. The remaining RMB52,142 (US$7,490) of amounts due from WiFire Entities was fully impaired considering low collectability.

(2)	Amounts due from Marble SH and Marble Holdings represented the unpaid cash consideration to the Company for acquiring the 100% equity interest in Shihua Holdings 2’s some subsidiaries (Note 4).
(3)	Amounts due from/to Shihua Investment Management and Shihua Invesetment Group were generated from the assets acquisition of Shihua Holdings 2 (Note 4).